2. SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 2. SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP") in the United States of America and include the accounts of the Company and all of its subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuations, asset impairment, stock-based compensation, valuation of asset-backed commercial paper and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgements about the other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between estimates and the actual results, future results of operations will be affected.

Cash and cash equivalents

Cash and cash equivalents includes cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value. The Company had $33,517,096 in cash at December 31, 2014.

Long-term investments

Long-term investments in companies in which the Company has voting interests of 20% to 50% or where the Company has the ability to exercise significant influence, are accounted for using the equity method. Under this method, the Company’s share of the investees’ earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the long-term investment accounts.

Other long-term investments are classified as "available-for-sale" investments and unrealized gains and losses on these investments are recorded in accumulated other comprehensive income as a separate component of stockholders’ equity, unless the declines in market value are judged to be other than temporary, in which case the losses are recognized in income in the period. Gains and losses from the sale of these investments are included in income in the period.

Equipment

Equipment, consisting of office, computer, field equipment and buildings, is recorded at cost less accumulated depreciation. Depreciation is recorded on a declining balance basis at rates ranging from 20% to 30% per annum.

Mineral property interests

Costs of exploration and costs of carrying and retaining unproven properties are expensed as incurred. The Company considers mineral rights to be tangible assets and accordingly, the Company capitalizes certain costs related to the acquisition of mineral rights.

Asset retirement obligation

The Company records the fair value of the liability for closure and removal costs associated with the legal obligations upon retirement or removal of any tangible long-lived assets where the initial recognition of any liability will be capitalized as part of the asset cost and depreciated over its estimated useful life. To date, the Company has not incurred any asset retirement obligations.

Impairment of long-lived assets

Long-lived assets are continually reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the discounted carrying amount of the assets exceeds the fair value of the assets.

Stock-based compensation

The Company applies the fair value method of accounting for all stock option awards, whereby the Company recognizes a compensation expense for all stock options awarded to employees, officers and consultants based on the fair value of the options on the date of grant, which is determined using the Black Scholes option pricing model. The options are expensed over the vesting period of the options.

Financial instruments

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition, except for those arising from certain related party transactions which are accounted for at the transferor’s carrying amount or exchange amount.

Financial assets and liabilities classified as held-for-trading are measured at fair value, with gains and losses recognized in net income. Financial assets classified as held-to-maturity, loans and receivables, and financial liabilities other than those classified as held-for-trading are measured at amortized cost, using the effective interest method of amortization. Financial assets classified as available-for-sale are measured at fair value, with unrealized gains and losses being recognized as other comprehensive income until realized, or if an unrealized loss is considered other than temporary, the unrealized loss is recorded in income.

The Company classifies its financial instruments as follows:

Cash and cash equivalents is classified as held for trading, and is measured at fair value using Level 1 inputs. Receivables and accounts payable and accrued liabilities, are classified as loans and receivables, and have a fair value approximating their carrying value, due to their short-term nature. The Company’s other financial instruments, reclamation deposits, and loans payable are classified as loans and receivables, and are measured at amortized cost.

Income taxes

The Company follows the asset and liability method of accounting for income taxes whereby deferred income taxes are recognized for the deferred income tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective income tax bases (temporary differences). Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is included in income in the period in which the change occurs. The amount of deferred income tax assets recognized is limited to the amount that is more likely than not to be realized.

Foreign currency translation

The functional currency of Entrée Gold Inc. is the Canadian dollar. Accordingly, monetary assets and liabilities denominated in a foreign currency are translated at the exchange rate in effect at the balance sheet date while non-monetary assets and liabilities denominated in a foreign currency are translated at historical rates. Revenue and expense items denominated in a foreign currency are translated at exchange rates prevailing when such items are recognized in the statement of operations and comprehensive loss. Exchange gains or losses arising on translation of foreign currency items are included in the statement of operations and comprehensive loss. The functional currency of Entrée Gold Inc.’s significant subsidiaries is the United Sates dollar. Upon translation into Canadian dollars for consolidation, monetary assets and liabilities are translated at the exchange rate in effect at the balance sheet date while non-monetary assets and liabilities are translated at historical rates. Revenue and expense items are translated at exchange rates prevailing when such items are recognized in the statement of operations and comprehensive loss. Exchange gains or losses arising on translation of foreign currency items are included in the statement of operations and comprehensive loss.

The Company follows the current rate method of translation with respect to its presentation of these consolidated financial statements in the reporting currency, which is the United States dollar. Accordingly, assets and liabilities are translated into United States dollars at the period-end exchange rates while revenue and expenses are translated at the prevailing exchange rates during the period. Related exchange gains and losses are included in a separate component of stockholders’ equity as accumulated other comprehensive income.

Net loss per share

Basic net loss per share is computed by dividing the net loss for the period attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic loss per share) and potentially dilutive shares of common stock. Diluted net loss per share is not presented separately from basic net loss per share as the conversion of outstanding stock options and warrants into common shares would be anti-dilutive. At December 31, 2014, the total number of potentially dilutive shares of common stock excluded from basic net loss per share was 13,779,000 (December 31, 2013 - 14,400,500; December 31, 2012 - 9,223,000).

Comparative figures

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Recent accounting pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014-10, “Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation”. This ASU does the following, among other things: a) eliminates the requirement to present inception-to-date information on the statements of income, cash flows, and shareholders' equity, b) eliminates the need to label the financial statements as those of a development stage entity, c) eliminates the need to disclose a description of the development stage activities in which the entity is engaged, and d) amends FASB ASC 275, “Risks and Uncertainties”, to clarify that information on risks and uncertainties for entities that have not commenced planned principal operations is required. The amendments in ASU No. 2014-10 related to the elimination of Topic 915 disclosures and the additional disclosure for Topic 275 are effective for public companies for annual and interim reporting periods beginning after December 15, 2014. Early adoption is permitted. The Company has evaluated this ASU and early adopted for the period beginning on April 1, 2014.

In August 2014, the FASB issued “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). Historically, there has been no guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern. This ASU clarifies when and how management should be assessing their ability to continue as a going concern. ASU 2014-15 is effective for fiscal years ending after December 15, 2016. Early adoption of this standard is permitted, and the Company expects to adopt the standard for the fiscal year ending December 31, 2015. The Company expects the adoption of ASU 2014-15 will have an impact on the frequency with which going concern assessments are conducted but does not expect the adoption to have significant changes to existing disclosure.